Property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	$ 130,169	$ 125,330
Accumulated depreciation and impairment	(115,049)	(97,036)	$ (100,792)	$ (91,077)
Additions	12,188	6,915
Decommissioning costs - Additions to / review of estimates	6	11
Capitalized borrowing costs	583	530
Signature Bonuses Transfers (5)	6	840
Write-offs	(384)	(3,689)
Transfers (6)	781	87
Transfers to assets held for sale	(100)	(3,469)
Depreciation, amortization and depletion	(7,145)	(7,361)
Impairment recognition	(447)	(108)
Impairment reversal	43	25
Translation adjustment	10,932	8,308
Balance at June 30, 2022	146,632	127,419
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation and impairment	(13,159)	(10,265)	(10,458)	(9,330)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	261,681	224,455	230,961	216,407
Accumulated depreciation and impairment	(1,961)	(1,765)
Land Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	2,538	2,383
Cost	4,696	4,308	4,343	4,080
Accumulated depreciation and impairment			(1,805)	(1,697)
Additions
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (5)
Write-offs
Transfers (6)	44	65
Transfers to assets held for sale	(16)	(13)
Depreciation, amortization and depletion	(42)	(44)
Impairment recognition
Impairment reversal	1
Translation adjustment	210	152
Balance at June 30, 2022	2,735	2,543
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	55,147	53,126
Cost	115,136	102,174	105,429	98,085
Accumulated depreciation and impairment	(56,825)	(48,224)	(50,282)	(44,959)
Additions	229	442
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (5)
Write-offs	(181)	(723)
Transfers (6)	1,232	1,706
Transfers to assets held for sale	(52)	(1,857)
Depreciation, amortization and depletion	(2,372)	(2,369)
Impairment recognition	(180)	(48)
Impairment reversal	14	12
Translation adjustment	4,474	3,661
Balance at June 30, 2022	58,311	53,950
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	14,838	16,922
Cost	29,432	25,582	23,938	25,954
Accumulated depreciation and impairment	(9,539)	(9,276)	(9,100)	(9,032)
Additions	4,653	3,209
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs	583	530
Signature Bonuses Transfers (5)
Write-offs	(17)	(963)
Transfers (6)	(1,344)	(4,095)
Transfers to assets held for sale	(7)	(343)
Depreciation, amortization and depletion
Impairment recognition	(266)	(18)
Impairment reversal		2
Translation adjustment	1,453	1,062
Balance at June 30, 2022	19,893	16,306
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	38,434	35,847
Cost	73,661	64,420	67,581	61,906
Accumulated depreciation and impairment	(33,565)	(27,506)	(29,147)	(26,059)
Additions	2	9
Decommissioning costs - Additions to / review of estimates	6	11
Capitalized borrowing costs
Signature Bonuses Transfers (5)	6	840
Write-offs	(35)	(614)
Transfers (6)	848	2,411
Transfers to assets held for sale	(25)	(1,248)
Depreciation, amortization and depletion	(2,207)	(2,680)
Impairment recognition	(1)	(42)
Impairment reversal		11
Translation adjustment	3,068	2,369
Balance at June 30, 2022	40,096	36,914
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	19,212	17,052
Cost	38,756	27,971	$ 29,670	$ 26,382
Additions	7,304	3,255
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (5)
Write-offs	(151)	(1,389)
Transfers (6)	1
Transfers to assets held for sale		(8)
Depreciation, amortization and depletion	(2,524)	(2,268)
Impairment recognition
Impairment reversal	28
Translation adjustment	1,727	1,064
Balance at June 30, 2022	$ 25,597	$ 17,706